RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2013
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

The majority of the Company's leased vessels are leased from Ship Finance and Ship Finance is entitled to a profit share of the Company's earnings on these vessels under a Charter Ancillary Agreement. A summary of leasing transactions with Ship Finance during the nine months ended September 30, 2013 and September 30, 2012 is as follows:

	Nine months ended September 30,
(in thousands of $)	2013	2012
Charter hire paid (principal and interest) - continuing operations	117,052	113,303
Charter hire paid (principal and interest) - discontinued operations	434	12,183
Lease termination payments - income - continuing operations	—	10,629
Lease termination payments - expense - discontinued operations	—	(442)
Contingent rental expense - continuing operations	—	31,707
Contingent rental expense - discontinued operations	—	8,372
Remaining lease obligation	841,446	892,758

In October 2012, the Company agreed to terminate the bareboat charter on Titan Aries (now renamed Edinburgh) and the vessel was redelivered by the Company to Ship Finance in January 2013. The Company received a termination payment from Ship Finance of $7.8 million in March 2013 and recognized a gain of $7.6 million in the first quarter of 2013.

In February 2013, the Company agreed with Ship Finance to terminate the long term charter party for the Suezmax tanker Front Pride and the charter party terminated on February 15, 2013. The Company made a compensation payment to Ship Finance of $2.1 million in March 2013 for the early termination of the charter and recorded a loss on the termination of the lease of $0.2 million in the first quarter of 2013.

In October 2011, Ship Finance sold the OBO carrier Front Striver to a third party and as a result, terminated the Company's long-term lease for the vessel. The Company made a termination payment of $8.1 million in the first quarter of 2012. A loss on disposal of $9.2 million was recognized in 2011, a further loss on disposal of $0.4 million was recognized in discontinued operations in the second quarter of 2012 due to the write-off of inventory balances.

A summary of net amounts earned (incurred) from related parties, excluding Ship Finance lease related transactions above, during the nine months ended September 30, 2013 and September 30, 2012 is as follows:

	Nine months ended September 30,
(in thousands of $)	2013	2012
Seatankers Management Co. Ltd	993	595
Golar LNG Limited	1,558	1,140
Golar LNG Partners LP	89	96
Ship Finance International Limited	3,859	2,967
Golden Ocean Group Limited	2,368	4,258
Frontline 2012 Ltd	5,141	(4,770)
Bryggegata AS	(1,112)	(1,090)
Arcadia Petroleum Limited	7,788	1,917
Seadrill Limited	949	1,402
North Atlantic Drilling Limited	45	—
Archer Limited	298	262
Deep Sea Supply Plc	39	65
Aktiv Kapital ASA	11	54
Orion Tankers Limited	—	252
CalPetro Tankers (Bahamas I) Limited	40	38
CalPetro Tankers (Bahamas II) Limited	40	38
CalPetro Tankers (IOM) Limited	40	38

Net amounts earned from other related parties comprise charter hire, office rental income, technical and commercial management fees, newbuilding supervision fees, freights, corporate and administrative services income and interest income. Amounts paid to related parties comprise primarily rental for office space and guarantee fees. In addition, the Company chartered in two vessels from Frontline 2012 in the nine months ended September 30, 2012 on floating rate time charters under which the charter hire expense is equal to the time charter equivalent earnings of the vessels. Both charters terminated in the fourth quarter of 2012.

A summary of balances due from related parties as at September 30, 2013 and December 31, 2012 is as follows:

(in thousands of $)	2013	2012
Ship Finance International Limited	2,483	1,891
Seatankers Management Co. Ltd	272	342
Archer Limited	103	778
Golar LNG Limited	1,342	755
Orion Tankers Limited	—	250
Northern Offshire Ltd	13	13
Golden Ocean Group Limited	704	1,325
Seadrill Limited	882	1,253
North Atlantic Drilling Limited	67	12
Frontline 2012 Ltd	5,420	2,291
CalPetro Tankers (Bahamas I) Limited	29	13
CalPetro Tankers (Bahamas II) Limited	29	13
CalPetro Tankers (IOM) Limited	29	13
Arcadia Petroleum Limited	84	106
	11,457	9,055
A summary of balances due to related parties as at September 30, 2013 and December 31, 2012 is as follows:

(in thousands of $)	2013	2012
Ship Finance International Limited	(3,363)	(52,063)
Seatankers Management Co. Ltd	(362)	(257)
Golar LNG Limited	(100)	(101)
Golden Ocean Group Limited	(994)	(1,042)
Frontline 2012 Ltd	(1,099)	(423)
Aktiv Kapital Ltd	(24)	(34)
Deep Sea Supply Plc	(26)	(28)
	(5,968)	(53,948)